Depreciation, Amortisation, and Impairment (Details) - Schedule of Depreciation, Amortisation and Impairment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Depreciation and amortisation
Depreciation of property, plant, and equipment	$ 59,055	$ 56,297	$ 60,904
Amortisation of Intangible assets	53,393	42,377	32,252
Depreciation right of use assets	31,314	31,319	28,899
Total depreciation and amortisation	143,762	129,993	122,055
Impairment of property, plant, and equipment
Impairment of right of use assets
Impairment of intangibles	1,912
Total impairment	1,912
Total	$ 145,674	$ 129,993	$ 122,055